General and administrative expenses	12 Months Ended
Dec. 31, 2017
General and administrative expenses
11 General and administrative expenses
in	2017	2016	2015
General and administrative expenses (CHF million)
Occupancy expenses	1,000	1,004	1,022
IT, machinery, etc.	1,156	1,166	1,268
Provisions and losses	698	3,009	1,158
Travel and entertainment	321	328	381
Professional services	2,446	2,984	3,241
Amortization and impairment of other intangible assets	9	8	19
Other	1,205	1,271	1,485
General and administrative expenses	6,835	9,770	8,574

Bank
General and administrative expenses
11 General and administrative expenses
in	2017	2016	2015
General and administrative expenses (CHF million)
Occupancy expenses	935	999	1,018
IT, machinery, etc.	1,005	1,160	1,259
Provisions and losses	697	3,009	1,158
Travel and entertainment	299	316	369
Professional services	3,019	2,966	3,217
Amortization and impairment of other intangible assets	9	8	19
Other	1,449	1,427	1,695
General and administrative expenses	7,413	9,885	8,735